UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-2410

Dreyfus Liquid Assets, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/13

FORM N-CSR

Item 1.      Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Liquid Assets, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Liquid Assets, Inc., covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After more than 30 years of declining interest rates, it appears that the secular downtrend may be over. Improvements in U.S. housing and labor markets so far in 2013 prompted the Federal Reserve Board (the “Fed”) to signal its intent to back away from its quantitative easing program later this year, a development that sparked heightened bond market volatility and rising bond yields during the second quarter.

These developments suggest to us that a new phase of the economic cycle is about to begin.The U.S. economic recovery appears poised to accelerate later this year in advance of a multi-year expansion. Stronger economic growth and the Fed’s widely anticipated shift to a more moderately stimulative monetary policy stance are likely to presage a gradual, upward drift in longer term interest rates as the relationship between rates and economic conditions normalizes. However, a tapering off of quantitative easing does not necessarily herald imminent increases in short-term interest rates, and we continue to expect any short-term interest-rate hikes to be postponed until 2015.As always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona President The Dreyfus Corporation July 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus Liquid Assets’ Class 1 shares produced an annualized yield of 0.00%, and its Class 2 shares produced an annualized yield of 0.01%.Taking into account the effects of compounding, the fund’s Class 1 and Class 2 shares provided annualized effective yields of 0.00% and 0.02%, respectively, for the same period.1

Yields of money market instruments remained near zero percent over the first half of 2013, as short-term interest rates were unchanged despite rising long-term interest rates amid evidence of more robust economic growth.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital.To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by U.S. banks and foreign branches of U.S. banks, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, commercial paper and other short-term corporate obligations of U.S. issuers.

Normally, the fund invests at least 25% of its net assets in bank obligations.

Gradual U.S. Economic Recovery Continued

The reporting period began in the wake of improving economic sentiment after the Federal Reserve Board (the “Fed”) extended its commitment to historically low short-term interest rates through mid-2015. In addition, the Fed had embarked on a third round of quantitative easing involving monthly purchases of $40 billion of mortgage-backed securities over an indefinite period.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

At the start of 2013, the unemployment rate stood at 7.8% and investors were encouraged when Congress enacted last-minute legislation to avoid the bulk of automatic spending cuts and tax hikes scheduled for the start of the year. Other indicators also proved encouraging, including improvements in personal consumption, durable goods purchases, and housing market activity.

Data from January 2013 portrayed a continuation of a gradual economic recovery as the economy added 157,000 jobs, but the unemployment rate inched upwards to 7.9%. Matters improved in February, when the unemployment rate fell to 7.7% and 236,000 new jobs were created. Employment gains were particularly strong in the professional and business services, construction, and health care industries. Moreover, manufacturing activity increased in February for the third consecutive month, and retail sales posted significant gains. Just 88,000 new jobs were added in March, but the unemployment rate edged lower to 7.6%. However, reduced government spending dampened GDP growth, and the U.S. economy achieved only a mild 1.8% annualized growth rate during the first quarter of the year.

The sluggish economic recovery continued in April, when the private sector added 176,000 jobs and the unemployment rate fell to a multi-year low of 7.5% as some discouraged workers left the workforce.Yet, the service and manufacturing sectors continued to expand. Economic sentiment appeared to change dramatically in May after remarks by Fed Chairman Ben Bernanke were widely interpreted as a signal that the Fed would begin to curtail its ongoing quantitative easing program sooner than many had expected. However, expectations of a less accommodative monetary policy seemed to be at odds with a decline in U.S. manufacturing activity, an increase in the unemployment rate to 7.6%, and subdued inflation during the month. Equity investors nonetheless signaled optimism about the future as several broad indices of stock market performance reached new record highs in May.

June saw heightened investor uncertainty in the wake of the Fed’s relatively hawkish comments. Consequently, stock prices retreated from their earlier highs, while intermediate- and long-term interest rates climbed significantly. Nonetheless, the U.S. economy provided generally positive signals in June, including robust increases in home and automobile sales, expansions of the manufacturing and service sectors, and the creation of 188,000 jobs with no change in the unemployment rate.

No Changes Expected for Short-Term Rates

Despite this evidence of a recovering U.S. economy, short-term interest rates and money market yields remained near zero percent throughout the reporting period, and yield differences along the money market’s maturity spectrum stayed relatively narrow. Therefore, as we have for some time, we maintained the fund’s weighted average maturity in a position we considered to be roughly in line with market averages, and we remained focused on well-established issuers with good liquidity characteristics.

Although the Fed has confirmed that it is likely to begin curtailing its quantitative easing program later this year if current economic trends persist, we have seen no evidence that monetary policymakers are prepared to raise short-term interest rates anytime soon. Consequently, we intend to keep the fund’s focus on quality and liquidity.

July 15, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more
NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class 1 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through May 1, 2014, at which time it may be extended, terminated or modified without notice.Yields provided for the fund’s Class 2 shares reflect the absorption of certain fund expenses by The Dreyfus Corporation, so that direct annual fund operating expenses for Class 2 shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 0.55%.The Dreyfus Corporation may terminate this undertaking upon at least 90 days’ prior notice to investors. Had these expenses for Class 1 shares and Class 2 shares not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Liquid Assets, Inc. from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013
	Class 1	Class 2
Expenses paid per $1,000†	$ .89	$ .79
Ending value (after expenses)	$ 1,000.00	$ 1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013
	Class 1	Class 2
Expenses paid per $1,000†	$ .90	$ .80
Ending value (after expenses)	$ 1,023.90	$ 1,024.00

† Expenses are equal to the fund’s annualized expense ratio of .18% for Class 1 Shares and .16% for Class 2 Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—5.8%	Amount ($)		Value ($)
Branch Banking & Trust Co. (Yankee)
0.17%, 7/23/13	25,000,000		25,000,000
Wells Fargo Bank, NA (Yankee)
0.18%, 8/8/13	25,000,000		25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $50,000,000)			50,000,000

Commercial Paper—54.1%
American Honda Finance
0.10%, 8/6/13	7,984,000		7,983,201
Barclays U.S. Funding
0.19%, 8/22/13	25,000,000		24,993,139
BNP Paribas Finance Inc.
0.04%, 7/1/13	35,000,000		35,000,000
Coca Cola Company
0.19%, 10/21/13	30,000,000	[a]	29,982,266
Credit Agricole NA
0.11%, 7/1/13	35,000,000		35,000,000
Credit Suisse New York
0.29%, 11/1/13	35,000,000		34,965,321
General Electric Capital Corp.
0.25%, 7/11/13	25,000,000		24,998,264
International Business Machines
0.04%, 7/1/13	40,000,000		40,000,000
Mizuho Funding LLC
0.22%, 9/24/13	30,000,000	[a]	29,984,771
Natixis US Finance Company LLC
0.10%, 7/1/13	35,000,000		35,000,000
Rabobank USA Financial Corp.
0.24%, 11/18/13	35,000,000		34,967,333
RBS Holdings USA Inc.
0.12%, 7/1/13	35,000,000		35,000,000
Societe Generale N.A. Inc.
0.09%, 7/1/13	35,000,000		35,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)
Toyota Motor Credit Corp.
0.24%, 12/24/13	30,000,000	29,964,800
UBS Finance (Delaware) Inc.
0.03%, 7/1/13	35,000,000	35,000,000
Total Commercial Paper
(cost $467,839,095)		467,839,095

Asset	-Backed Commercial Paper—22.7%
	Collateralized Commercial Paper Program Co., LLC
	0.35%, 8/20/13	30,000,000		29,985,417
	Fairway Finance Company LLC
	0.16%, 8/22/13	36,761,000	[a]	36,752,504
	FCAR Owner Trust, Ser. II
	0.21%, 9/4/13	25,000,000		24,990,521
	Metlife Short Term Funding LLC
	0.15%, 9/12/13	35,000,000	[a]	34,989,354
	Northern Pines Funding LLC
	0.40%, 9/3/13	30,000,000	[a]	29,978,667
	Regency Markets No. 1 LLC
	0.17%, 7/22/13	30,000,000	[a]	29,997,025
	Salisbury Receivables Company LLC
	0.16%, 7/2/13	10,000,000	[a]	9,999,956
	Total Asset-Backed Commercial Paper
	(cost $196,693,444)			196,693,444

Time Deposits—1.3%
Bank of America N.A. (Grand Cayman)
0.01%, 7/1/13
(cost $11,000,000)	11,000,000	11,000,000

Repurchase Agreements—16.0%
Barclays Capital, Inc.
0.10%, dated 6/28/13, due 7/1/13 in the
amount of $59,000,492 (fully collateralized
by $33,476,529 U.S. Treasury Notes,
0.25%-2.50%, due 3/31/15-8/31/17,
value $34,146,059 and $25,523,474
U.S. Treasury Strips, due 2/15/22-2/15/24,
value $26,033,943)	59,000,000	59,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
HSBC USA Inc.
0.11%, dated 6/28/13, due 7/1/13 in the
amount of $80,000,733 (fully collateralized
by $9,480,000 Federal Home Loan Bank,
0.14%, due 5/20/14, value $9,479,695 and
$74,825,000 Federal Home Loan Mortgage Corp.,
1.65%, due 11/15/19, value $72,121,634)	80,000,000	80,000,000
Total Repurchase Agreements
(cost $139,000,000)		139,000,000

Total Investments (cost $864,532,539)	99.9%	864,532,539
Cash and Receivables (Net)	.1%	545,543
Net Assets	100.0%	865,078,082

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2013, these securities amounted to $201,684,543 or 23.3% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	45.8	Asset-Backed/Insurance	4.0
Repurchase Agreements	16.0	Beverages-Soft Drink	3.5
Finance	11.9	Asset-Backed/Single Seller	2.9
Asset-Backed/Banking	11.2
Asset-Backed/Multi-Seller Programs	4.6		99.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including repurchase agreements
of $139,000,000)—Note 1(b)	864,532,539	864,532,539
Cash		915,935
Interest receivable		19,762
Prepaid expenses		62,317
		865,530,553
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		159,974
Payable for shares of Common Stock redeemed		205,075
Accrued expenses		87,422
		452,471
Net Assets ($)		865,078,082
Composition of Net Assets ($):
Paid-in capital		865,076,185
Accumulated net realized gain (loss) on investments		1,897
Net Assets ($)		865,078,082

Net Asset Value Per Share
	Class 1	Class 2
Net Assets ($)	717,741,824	147,336,258
Shares Outstanding	718,093,601	147,402,629
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Interest Income	774,284
Expenses:
Management fee—Note 2(a)	2,163,981
Shareholder servicing costs—Note 2(b)	1,403,623
Registration fees	63,497
Prospectus and shareholders’ reports	60,831
Custodian fees—Note 2(b)	48,144
Professional fees	37,498
Directors’ fees and expenses—Note 2(c)	11,551
Miscellaneous	11,588
Total Expenses	3,800,713
Less—reduction in expenses due to undertaking—Note 2(a)	(3,029,680)
Less—reduction in fees due to earnings credits—Note 2(b)	(3,026)
Net Expenses	768,007
Investment Income—Net	6,277
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	2,080
Net Increase in Net Assets Resulting from Operations	8,357

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment income—net	6,277	723,256
Net realized gain (loss) on investments	2,080	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,357	723,256
Dividends to Shareholders from ($):
Investment income—net:
Class 2 Shares	(6,277)	(723,256)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class 1 Shares	183,573,412	241,718,055
Class 2 Shares	178,223,994	1,248,240,093
Dividends reinvested:
Class 2 Shares	6,260	207,762
Cost of shares redeemed:
Class 1 Shares	(214,260,761)	(343,455,545)
Class 2 Shares	(173,254,385)	(4,985,240,240)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(25,711,480)	(3,838,529,875)
Total Increase (Decrease) in Net Assets	(25,709,400)	(3,838,529,875)
Net Assets ($):
Beginning of Period	890,787,482	4,729,317,357
End of Period	865,078,082	890,787,482

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2013					Year Ended December 31,
Class 1 Shares	(Unaudited)		2012		2011		2010		2009		2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	—		—		.000	[a]	.000	[a]	.001		.026
Distributions:
Dividends from
investment income—net	—		—		(.000)[a]		(.000)[a]		(.001)		(.026)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.14	[d]	2.58
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.93	[c]	.91		.87		.87		.77		.68
Ratio of net expenses
to average net assets	.18	[c]	.19		.22		.31		.52		.67
Ratio of net investment
income to average
net assets	—		—		.00	[b]	.00	[b]	.15		2.59

Net Assets, end of period
($ x 1,000)	717,742	748,427	850,461	1,066,647	1,323,118	1,617,316

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
d	If payment pursuant to a Capital Support Agreement was not made, total return would have been (1.86%).
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2013				Year Ended December 31,
Class 2 Shares	(Unaudited)		2012	2011	2010	2009		2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.001	.001	.002	.002		.027
Distributions:
Dividends from
investment income—net	(.000)[a]		(.001)	(.001)	(.002)	(.002)		(.027)
Net asset value,
end of period	1.00		1.00	1.00	1.00	1.00		1.00
Total Return (%)	.02	[b]	.05	.08	.16	.23	[c]	2.72
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60	[b]	.51	.51	.52	.58		.55
Ratio of net expenses
to average net assets	.16	[b]	.16	.13	.16	.42		.54
Ratio of net investment
income to average
net assets	.01	[b]	.04	.08	.16	.25		2.69

Net Assets, end of period
($ x 1,000)	147,336	142,360	3,878,857	3,339,211	3,260,567	3,993,593

a	Amount represents less than $.001 per share.
b	Annualized.
c	If payment pursuant to a Capital Support Agreement was not made, total return would have been (1.78%).
See notes to financial statements.

NOTE TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 30 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class 1 (23.5 billion shares authorized) and Class 2 (6.5 billion shares authorized). Class 1 and Class 2 shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class 2 shares are offered only to certain eligible financial institutions. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund 15

NOTE TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2013 in valuing of fund’s investments.

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	864,532,539
Level 3—Significant Unobservable Inputs	—
Total	864,532,539

†	See Statement of Investments for additional detailed categorizations.

At June 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund 17

NOTE TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.Any joint repurchase agreements must be collateralized fully by U.S. Government securities.At June 30, 2013, the fund had investments in repurchase agreements with a gross value of $139,000,000 in the Statement of Assets and Liabilities. The value of related collateral exceeded the value of repurchase agreements. See Statement of Investments for detailed collateral information.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $183 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012.These post-enactment short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 19

NOTE TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is based on the value of the fund’s average daily net assets and is computed at the following annual rates: .50% of the first $1.5 billion; .48% of the next $500 million; .47% of the next $500 million; and .45% over $2.5 billion.The fee is payable monthly.The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1% of the value of the fund’s average daily net assets, the Manager will reimburse to the fund, or bear the excess expense over 1%. The Manager has undertaken, from January 1, 2013 through May 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund’s Class 1 shares, so that direct annual fund operating expenses (exclusive of expenses as described above) do not exceed .69% of the value of Class 1’s average daily net assets.The Manager has also undertaken to waive receipt of its fees and/or assume the expenses of the fund’s Class 2 shares, so that direct annual fund operating expenses (exclusive of expenses as described above) do not exceed .55% of the value of Class 2’s average daily net assets.The Manager may terminate this undertaking upon at least 90 days prior notice to investors.

The Manager also voluntarily is limiting Class 1’s management fee to .16% of the value of Class 1’s average daily net assets and, waiving non class specific expenses.The Manager is limiting Class 2’s current direct expenses, including the management fee, to .16% of the value of Class 2’s average daily net assets and, additionally, is waiving non class specific expenses.These expense limitations and waivers are voluntary, not contractual, and may be terminated at any time.The waiver of fees, pursuant to these undertakings, amounted to $1,564,541 for Class 1 shares and $306,830 for Class 2 shares during the period ended June 30, 2013.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to this undertaking, amounted to $1,152,092 for Class 1 shares and $6,217 for Class 2 shares during the period ended June 30, 2013.

(b) Under the Shareholder Services Plan, Class 1 shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class 1’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2013, Class 1 shares were charged $905,705 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $427,943 for transfer agency services and $17,119 for cash management services. Cash management fees were partially offset by earnings credits of $2,428.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement

The Fund 21

NOTE TO FINANCIAL STATEMENTS (Unaudited) (continued)

for providing custodial services for the fund. During the period ended June 30, 2013, the fund was charged $48,144 pursuant to the custody agreement.These fees were partially offset by earnings credits of $587.

The fund compensatesThe Bank of NewYork Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New York Mellon also provides shareholder redemption draft processing services. During the period ended June 30, 2013, the fund was charged $9,628 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $11.

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $356,184, Shareholder Services Plan fees $148,678, custodian fees $24,091, Chief Compliance Officer fees $4,630 and transfer agency fees $146,672, which are offset against an expense reimbursement currently in effect in the amount of $520,281.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	August 20, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)